Subsequent events (Details) - USD ($)	May 25, 2021	Mar. 19, 2021	Aug. 05, 2020	Jul. 27, 2020	May 29, 2020	Apr. 22, 2020	Mar. 31, 2019
Subsequent events
Ordinary shares, shares authorized							500,000,000
Ordinary shares, par value							$ 0.0002
Ordinary shares, shares outstanding							9,000,000
Subsequent Event
Subsequent events
Authorized share capital amount					$ 100,000	$ 75,000
Ordinary shares, shares authorized					500,000,000	500,000,000
Ordinary shares, par value					$ 0.0002	$ 0.00015
Ordinary shares, shares outstanding					9,000,000	12,000,000
Stock redeemed funds		$ (2,436,809)
Subsequent Event | Level 3
Subsequent events
Investment in financial assets held for trading			$ 8,000,000
Subsequent Event | Jisen Information
Subsequent events
Percentage of interest acquired	100.00%
Total consideration in shares	2,900,000
Subsequent Event | IPO
Subsequent events
Ordinary shares, par value				$ 0.0002
Ordinary shares, shares outstanding				12,000,000
Number of shares issued				3,000,000
Offering price per share				$ 5.00
Total net proceeds				$ 13,357,409